Common Shareholders’ Equity (Details 1) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of Common Shareholders’ Equity [Line Items]
Increase (Decrease)	$ (34,772,472)	$ (29,550,598)	$ (30,537,684)
Charge to equity	(46,500)	638,550	296,978
Reclassification to the result by function		484,521	(513,299)
Reclassification of deferred taxes related to other reserves		(110,631)	128,237
Other comprehensive income	(34,818,972)	(28,912,048)	(30,240,706)
Equity holders of the parent	(33,026,460)	(26,705,238)	(28,201,415)
Non-controlling interests	(1,792,512)	(2,206,810)	(2,039,291)
Reserve of exchange differences on translation [member]
Disclosure of Common Shareholders’ Equity [Line Items]
Increase (Decrease)	(34,786,480)	(27,280,176)	(29,678,944)
Charge to equity	0	0	0
Reclassification to the result by function		0	0
Reclassification of deferred taxes related to other reserves		0	0
Other comprehensive income	(34,786,480)	(27,280,176)	(29,678,944)
Equity holders of the parent	(32,982,829)	(25,123,546)	(27,652,528)
Non-controlling interests	(1,803,651)	(2,156,630)	(2,026,416)
Reserve of cash flow hedges [member]
Disclosure of Common Shareholders’ Equity [Line Items]
Increase (Decrease)	(5,661)	(399,559)	593,992
Charge to equity	728	89,983	(145,800)
Reclassification to the result by function		484,521	(513,299)
Reclassification of deferred taxes related to other reserves		(110,631)	128,237
Other comprehensive income	(4,933)	64,314	63,130
Equity holders of the parent	(10,837)	41,607	40,844
Non-controlling interests	5,904	22,707	22,286
Reserve of Actuarial gains and losses on defined benefit plans
Disclosure of Common Shareholders’ Equity [Line Items]
Increase (Decrease)	19,669	(2,355,384)	(939,433)
Charge to equity	(47,228)	659,198	314,541
Reclassification to the result by function		0	0
Reclassification of deferred taxes related to other reserves		0	0
Other comprehensive income	(27,559)	(1,696,186)	(624,892)
Equity holders of the parent	(32,794)	(1,623,299)	(589,731)
Non-controlling interests	$ 5,235	$ (72,887)	$ (35,161)